Contingencies (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Payments made	$ 0	$ 2,000,000
Amount paid	$ 3,000,000	$ 3,000,000